Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
Employer Contributions
Employer Contributions
Certain employees receive an Employer Retirement Contribution annually to the Plan instead of being enrolled in the Company's defined benefit plans. The Employer Retirement Contribution is made annually, in the first quarter following the year for which the contribution is earned. The following table shows the Employer Retirement Contribution provided under the Plan.

Employee Group	Contribution (% of eligible compensation)
Non-represented management employees:
Hired, rehired, or transferred on or after January 1, 2015	6%
Local 2006 employees:
Hired on or after May 1, 2017, or rehired or transferred on or after November 1, 2021	7%
Local 2150 regular employees:
Hired, rehired, or transferred on or after September 15, 2017	7%